Document and Entity Information	Mar. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2024
Entity File Number	000-55716
Entity Registrant Name	Trilogy International Partners Inc.
Entity Central Index Key	0001689382
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1361786
Entity Address, Address Line One	155 108th Avenue NE
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	458-5900
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false